CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Owned unit net revenues	$ 38,648,050	$ 56,429,452
Management and incentive fee revenue	7,336,629	3,691,270
Total revenue	45,984,679	60,120,722
Owned operating expenses:
Food and beverage costs	9,998,422	14,262,858
Unit operating expenses	24,737,402	32,605,580
General and administrative	10,777,805	2,207,600
Depreciation and amortization	1,631,515	7,363,294
Management and royalty fees	144,127	340,603
Pre-opening expenses	848,566	139,541
Transaction costs	4,597,738
(Income) loss on equity method investments	(948,852)	77,361
Derivative expense	10,095,000
Interest expense, net of interest income	768,152	688,564
Other income	(684,233)	(4,811,246)
Total costs and expenses	61,965,642	52,874,155
(Loss) income from continuing operations before provision for income taxes	(15,980,963)	7,246,567
Provision for income taxes	492,895	13,802
(Loss) income from continuing operations	(16,473,858)	7,232,765
Loss from discontinued operations, net of taxes	5,379,617	10,024,879
Net loss	(21,853,475)	(2,792,114)
Less: net loss attributable to noncontrolling interest	(384,261)	(446,046)
Net loss attributable to Committed Capital Acquisition Corporation	(21,469,214)	(2,346,068)
Other comprehensive income (loss)
Currency translation adjustment	61,494	(12,092)
Comprehensive loss	$ (21,407,720)	$ (2,358,160)
Basic and diluted (loss) income per share:
Continuing operations	$ (1.14)	$ 0.62
Discontinued operations	$ (0.37)	$ (0.86)
Net loss attributable to Committed Capital Acquisition Corporation	$ (1.49)	$ (0.20)
Shares used in computing basic and diluted (loss) income per share	14,440,389	11,631,400